FUTURE POLICY BENEFITS, POLICY AND CONTRACT CLAIMS AND POLICYHOLDERS' ACCOUNT BALANCES - Schedule of Insurance Reserves (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Gross	$ 14,410	$ 8,497
Reinsurance assets	(576)	(169)
Total insurance reserves
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Gross	30,086	8,497
Reinsurance assets	(576)	(169)
Total insurance reserves	$ 29,510	$ 8,328